Stock Incentive Plan - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2024	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized (in shares)		7,000,000	7,000,000
Expiration period		10 years
Percentage of total voting power								10.00%
Share based compensation arrangement by share award non vested options forfeited in period shares (in shares)								293,615	22,396
Grants in period, weighted average grant date fair value (in dollars per share)									$ 2.27
Share based compensation options cost not yet recognized								$ 329,925
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition						2 years 3 months 18 days
Common stock, capital shares reserved for future issuance (in shares)				46,374,662		46,374,662		14,138,960
Granted under the 2024 Incentive Plan (in shares)					0		0		541,208
Share-based payment arrangement, nonvested award, cost not yet recognized, amount				$ 846,533		$ 846,533
Inventories
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, capitalized, amount								$ 0	$ 0
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
Grants in period, weighted average grant date fair value (in dollars per share)				$ 0.47		$ 0.47
Common stock, capital shares reserved for future issuance (in shares)										2,358,093
Percentage of outstanding stock maximum	5.00%
Stock ownership percent			10.00%
Exercise price of common stock, percent			110.00%
Exercise price of common stock, term			5 years
Number outstanding (in shares)				2,072,000		2,072,000
Granted under the 2024 Incentive Plan (in shares)				2,072,000		2,072,000
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
Share-based payment arrangement, capitalized, amount				$ 0	$ 0	$ 0	$ 0
Common stock, capital shares reserved for future issuance (in shares)		7,000,000	7,000,000
Stock ownership percent			10.00%
Exercise price of common stock, percent			110.00%
Exercise price of common stock, term			5 years
Award requisite service period			4 years
Options terminated (in shares)	1,237,681					1,237,681
Subsequent Event | Business Combination Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share award non vested options forfeited in period shares (in shares)	3,646,921
Incentive stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award purchase price of stock percent		110.00%
Options outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition								1 year 3 months 18 days
Options outstanding | 2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
Options outstanding | QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years